UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04710

Exact name of registrant as specified in charter:	The Asia Pacific Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	03/31/2015

Date of reporting period:	12/31/2014

Item 1. Schedule of Investments

THE ASIA PACIFIC FUND, INC.

Schedule of Investments

as of December 31, 2014

(Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS—98.3%
COMMON STOCKS—83.0%

CHINA (INCLUDING HONG KONG SAR)—59.5%
7,131,000	Agricultural Bank of China Ltd. (Class “H” Shares)	$3,586,649
	(Banking)
974,000	Anhui Expressway Co. Ltd. (Class “H” Shares)	652,571
	(Industrials)
1,387,500	Asia Cement China Holdings Corp.	806,467
	(Materials)
11,875,000	Bank of China Ltd. (Class “H” Shares)	6,665,075
	(Banking)
643,000	Belle International Holdings Ltd.	722,249
	(Real Estate-Developers)
653,000	BOC Hong Kong Holdings Ltd.	2,175,888
	(Banking)
1,368,000	Chaowei Power Holdings Ltd.	575,500
	(Consumer Discretionary)
726,000	China BlueChemical Ltd. (Class “H” Shares)	256,771
	(Materials)
6,369,000	China Construction Bank Corp. (Class “H” Shares)	5,202,089
	(Banking)
368,000	China Life Insurance Co. Ltd. (Class “H” Shares)	1,441,877
	(Insurance)
3,115,000	China Lilang Ltd.	1,954,161
	(Consumer Discretionary)
2,144,000	China Machinery Engineering Corp. (Class “H” Shares)	1,637,625
	(Materials)
1,014,000	China Petroleum & Chemical Corp. (Class “H” Shares)	821,177
	(Energy)
6,189,000	China Power International Development Ltd.	3,122,889
	(Utilities)
1,938,000	China Resources Cement Holdings Ltd.	1,248,977
	(Materials)
1,200,000	China Resources Power Holdings Co. Ltd.	3,060,871
	(Utilities)
555,500	China Shenhua Energy Co. Ltd. (Class “H” Shares)	1,639,232
	(Energy)
2,766,000	China Telecom Corp. Ltd. (Class “H” Shares)	1,604,245
	(Telecommunication Services)
2,432,838	China Vanke Co. Ltd. (Class “H” Shares)*	5,396,878
	(Real Estate-Developers)
257,000	Chow Sang Sang Holdings International Ltd.	674,653
	(Consumer Discretionary)
3,992,000	CIFI Holdings Group Co. Ltd.	794,840
	(Real Estate-Developers)
30,750,000	CSI Properties Ltd.	1,218,179
	(Real Estate-Developers)
256,000	Dongfeng Motor Group Co. Ltd. (Class “H” Shares)	358,099
	(Consumer Discretionary)
1,198,000	EGL Holdings Co. Ltd.*	241,001
	(Consumer Discretionary)
3,608,000	Far East Consortium International Ltd.	1,391,787
	(Real Estate-Developers)
248,000	Great Wall Motor Co. Ltd. (Class “H” Shares)	1,402,805
	(Consumer Discretionary)
5,276,000	Hopefluent Group Holdings Ltd.	1,635,882
	(Real Estate-Developers)
1,845,481	Hui Xian Real Estate Investment Trust	1,034,243
	(Real Estate Investment Trusts)

55,000	Hutchison Whampoa Ltd.	628,736
	(Industrials)
456,000	Jiangnan Group Ltd.	78,797
	(Industrials)
1,074,000	Lee & Man Chemical Co. Ltd.	645,399
	(Industrials)
326,000	Luk Fook Holdings International Ltd.	1,222,542
	(Consumer Discretionary)
1,379,179	Luthai Textile Co. Ltd. (Class “B” Shares)	1,830,096
	(Consumer Discretionary)
997,533	PCCW Ltd.	679,211
	(Telecommunication Services)
2,602,000	PetroChina Co. Ltd. (Class “H” Shares)	2,888,446
	(Energy)
808,500	Shimao Property Holdings Ltd.	1,790,504
	(Real Estate-Developers)
624,000	Sino Land Co. Ltd.	1,001,710
	(Real Estate-Developers)
2,781,525	Sino-Ocean Land Holdings Ltd.	1,568,311
	(Real Estate-Developers)
1,131,000	Sinopec Engineering Group Co. Ltd. (Class “H” Shares)	761,190
	(Industrials)
1,960,000	SITC International Holdings Co. Ltd.	1,069,193
	(Industrials)
254,000	SJM Holdings Ltd.	401,548
	(Consumer Discretionary)
4,054,000	Skyworth Digital Holdings Ltd.	2,193,858
	(Consumer Discretionary)
2,042,000	Spring Real Estate Investment Trust	966,621
	(Real Estate Investment Trusts)
3,398,000	Springland International Holdings Ltd.	1,176,141
	(Consumer Discretionary)
2,114,000	TK Group Holdings Ltd.	439,957
	(Industrials)
2,404,000	Trigiant Group Ltd.	399,562
	(Industrials)
4,992,000	Welling Holding Ltd.	991,364
	(Consumer Discretionary)
2,254,000	Wonderful Sky Financial Group Holdings Ltd.	421,980
	(Consumer Discretionary)
1,424,000	Xtep International Holdings Ltd.	572,375
	(Consumer Discretionary)
745,500	Yangtze Optical Fibre And Cable Joint Stock Ltd. Co. (Class “H” Shares)*	644,110
	(Technology Hardware & Equipment)
2,240,000	Yangzijiang Shipbuilding Holdings Ltd.	2,029,920
	(Telecommunication Services)
973,000	Yuexiu Real Estate Investment Trust	486,730
	(Real Estate Investment Trusts)
674,200	Zhengzhou Coal Mining Machinery Group Co. Ltd. (Class “H” Shares)	420,980
	(Industrials)
782,400	Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class “H” Shares)	593,724
	(Industrials)

		77,225,685

INDONESIA—0.8%
4,398,800	PT Telekomunikasi Indonesia (Persero) Tbk	1,010,971
	(Telecommunication Services)

MALAYSIA—1.6%
1,370,400	Mah Sing Group Bhd	882,835
	(Real Estate-Developers)
1,714,000	Nam Cheong Ltd.	404,304
	(Industrials)
1	United Overseas Australia Ltd.	1
	(Real Estate-Developers)
1,246,900	UOA Development Bhd	752,637
	(Real Estate-Developers)

		2,039,777

PHILIPPINES
126,700	Leisure & Resorts World Corp.	33,318
	(Consumer Discretionary)

SINGAPORE—5.8%
218,256	AIMS AMP Capital Industrial REIT	233,143
	(Real Estate Investment Trusts)
2,997,000	Asian Pay Television Trust	1,945,737
	(Consumer Discretionary)
2,283,000	China Merchants Holdings Pacific Ltd.	1,681,163
	(Industrials)
957,000	Croesus Retail Trust	666,922
	(Real Estate Investment Trusts)
76,000	DBS Group Holdings Ltd.	1,176,581
	(Banking)
906,000	Ezion Holdings Ltd.	765,285
	(Energy)
169,000	Frasers Commercial Trust	179,800
	(Real Estate Investment Trusts)
83,000	Keppel Corp. Ltd.	553,226
	(Industrials)
678,000	Vard Holdings Ltd.*	306,191
	(Industrials)

		7,508,048

SOUTH KOREA—9.6%
759	Alticast Corp.*	6,827
	(Software & Services)
15,350	BGF Retail Co. Ltd.*	1,068,348
	(Consumer Staples)
3,849	Cheil Industries, Inc.*	553,284
	(Industrials)
83,098	DGB Financial Group, Inc.	854,176
	(Banking)
26,489	GS Retail Co. Ltd.	616,007
	(Consumer Staples)
48,074	Kia Motors Corp.	2,284,284
	(Consumer Discretionary)
15,880	Korea Electric Power Corp.	611,904
	(Utilities)
201,099	Macquarie Korea Infrastructure Fund	1,253,267
	(Capital Markets)
535	Samsung Electronics Co. Ltd.	643,201
	(Semiconductors & Semiconductor Equipment)
27,993	SK Hynix, Inc.*	1,196,293
	(Semiconductors & Semiconductor Equipment)
14,014	SK Telecom Co. Ltd.	3,427,726
	(Telecommunication Services)

		12,515,317

TAIWAN—3.7%
738,000	Advanced Semiconductor Engineering, Inc.	876,469
	(Semiconductors & Semiconductor Equipment)
42,000	Casetek Holdings Ltd.	236,502
	(Technology Hardware & Equipment)

405,000	China Development Financial Holding Corp.	128,669
	(Banking)
267,000	Huaku Development Co. Ltd.	478,791
	(Real Estate-Developers)
166,000	Novatek Microelectronics Corp.	927,624
	(Semiconductors & Semiconductor Equipment)
353,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,555,131
	(Semiconductors & Semiconductor Equipment)
31,000	Tong Hsing Electronic Industries Ltd.	106,129
	(Technology Hardware & Equipment)
170,000	UDE Corp.	420,004
	(Technology Hardware & Equipment)

		4,729,319

THAILAND—2.0%
1,051,300	Bangchak Petroleum PCL (The)	1,014,552
	(Energy)
224,700	Tisco Financial Group PCL	290,266
	(Banking)
4,136,600	TRUE Telecommunication Growth Infrastructure Fund	1,345,338
	(Telecommunication Services)

		2,650,156

	Total common stocks (cost $102,441,157)	107,712,591

PREFERENCE SHARES—15.3%
SOUTH KOREA
4,335	Amorepacific Corp.	4,245,894
	(Consumer Staples)
22,698	Hyundai Motor Co.	2,407,568
	(Consumer Discretionary)
36,594	Hyundai Motor Co.	4,178,267
	(Consumer Discretionary)
43,997	LG Corp.	1,650,926
	(Industrials)
3,355	Samsung Electronics Co. Ltd.	3,155,614
	(Semiconductors & Semiconductor Equipment)
27,887	Samsung Fire & Marine Insurance Co. Ltd.	4,249,714
	(Insurance)

	Total preferred stocks (cost $16,085,469)	19,887,983

RIGHTS(b)*
Units

SOUTH KOREA
17,356	DGB Financial Group, Inc. (cost $0)	18,132
	(Banking)

	Total long-term investments (cost $118,526,626)	127,618,706

SHORT-TERM INVESTMENT—0.8%
MONEY MARKET MUTUAL FUND
Shares
986,404	JPMorgan Prime Money Market Fund/Premier (cost $986,404)	986,404

	Total Investments—99.1% (cost $119,513,030)(a)	128,605,110
	Other assets in excess of liabilities—0.9%	1,220,120

	Net Assets—100.0%	$129,825,230

The following abbreviation is used in the portfolio descriptions:

REIT—	Real Estate Investment Trust
*	Non-income producing security.

(a)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$119,801,363

Appreciation	14,056,331
Depreciation	(5,252,584)

Net Unrealized Appreciation	$8,803,747

The book basis may differ from tax basis due to certain tax-related adjustments.

(b)	The amount represents fair value of derivative instruments subject to equity risk exposure as of December 31, 2014.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of December 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
China (including Hong Kong SAR)	$4,430,767	$72,794,918	$—
Indonesia	—	1,010,971	—
Malaysia	1	2,039,776	—
Philippines	—	33,318	—
Singapore	2,178,880	5,329,168	—
South Korea	2,874,899	9,640,418	—
Taiwan	—	4,729,319	—
Thailand	—	2,650,156	—
Preference Shares
South Korea	4,249,714	15,638,269	—
Rights
South Korea	—	18,132	—
Money Market Mutual Fund	986,404	—	—

Total	$14,720,665	$113,884,445	$—

Fair Value of Level 2 investments at 3/31/14 was $877,240, which was a result of valuing investments using third party vendor modeling tools. An amount of $79,928,216 was transferred from Level 1 into Level 2 at 12/31/14 as result of fair valuing such foreign securities using third party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the fund normally values its securities and the earlier closing of foreign markets.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2014 was as follows:

Consumer Discretionary	19.2%
Banking	15.5
Real Estate-Developers	13.6
Industrials	11.6
Telecommunication Services	7.8
Semiconductors & Semiconductor Equipment	6.4
Energy	5.5
Utilities	5.2
Consumer Staples	4.6
Materials	3.0
Real Estate Investment Trusts	2.7
Insurance	1.1
Technology Hardware & Equipment	1.1
Capital Markets	1.0
Money Market Mutual Fund	0.8
Software & Services	— *

99.1
Other assets in excess of liabilities	0.9

100.0%

*	Less than 0.05%.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to the Investment Manager, Value Partners Hong Kong Limited. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks and preference shares, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy, as the inputs are considered to be significant to the valuation.

For common stocks and preference shares traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common stocks and preference shares discussed above.

Investments in open end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset value on the date of valuation.

Portfolio securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair valuation of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Pacific Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Raymond Tam
Raymond Tam
President and Principal Executive Officer

Date February 25, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date February 25, 2015

*	Print the name and title of each signing officer under his or her signature.